SCHEDULE OF DISAGGREGATED BY GEOGRAPHICAL MARKETS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 8,686,118	$ 6,794,816	$ 120,554
America and Canada [member]
IfrsStatementLineItems [Line Items]
Revenue	2,242,169	2,274,551	120,554
Europe MiddleEast and Africa [member]
IfrsStatementLineItems [Line Items]
Revenue	4,494,626	2,501,302
Latin America [member]
IfrsStatementLineItems [Line Items]
Revenue	322,033	128,840
Asia Pacific [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,627,290	$ 1,890,123